Acquisitions	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Business Combinations [Abstract]
Acquisitions

Note 2. Acquisitions

Van-Mor Enterprises Inc. Acquisition

On May 15, 2017, the Company acquired certain real estate assets and operating assets and liabilities of Van-Mor Enterprises, Inc. (“Van-Mor” and the “Van-Mor Acquisition”). Van-Mor is a supplier of certain materials and components for the Company’s fire apparatus divisions. The purchase price for Van-Mor was $1.6 million, subject to an adjustment based on the level of net working capital at closing, as defined in the purchase agreement. The net cash consideration paid at closing was funded through the Company’s cash from operations. Van-Mor is reported as part of the Fire & Emergency segment.

The Van-Mor Acquisition will be accounted for as a business acquisition using the acquisition method of accounting, whereby the purchase price will be allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill.

As of July 29, 2017, the Company has not completed its assessment of the fair value of all acquired assets and liabilities assumed, as well as the completion of the determination of the final purchase price calculation, as defined in the purchase agreement. The Company acquired land and buildings which were valued at approximately $1.2 million as of the closing date, and as this amount represents a significant portion of the purchase consideration, the Company does not anticipate to recognize a material amount of goodwill, if any.

Midwest Automotive Designs Acquisition

On April 13, 2017, the Company acquired certain assets and liabilities of Midwest Automotive Designs (“Midwest” and the “Midwest Acquisition”). Midwest manufactures Class B recreational vehicles (“RVs”) and luxury vans. This acquisition enhances the Company’s product offerings in both its Recreation and Commercial segments, by adding a selection of Class B recreational vehicles and multiple products for the luxury limousine, charter and tour bus markets. The purchase price for Midwest was $35.5 million ($35.5 million net of cash acquired), subject to an adjustment based on the level of net working capital at closing, as defined in the purchase agreement. The net cash consideration paid at closing was funded through the Company’s ABL Facility. Midwest is reported as part of the Recreation segment. The preliminary purchase price allocation resulted in goodwill of $13.3 million, which is deductible for income tax purposes.

The Midwest Acquisition will be accounted for as a business combination using the acquisition method of accounting, whereby the purchase price will be allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill.

As of July 29, 2017, the Company had not completed its assessment of the fair value of all acquired assets and liabilities assumed, as well as the completion of the determination of the final purchase price calculation, as defined in the purchase agreement. The estimated fair values are preliminary and based on the information that was available as of the date of the acquisition.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Midwest (in thousands):

Assets:
Cash	$1
Accounts receivable, net	4,390
Inventories, net	8,960
Other current assets	65
Property, plant and equipment	179
Intangible assets, net	16,548

Total assets acquired	30,143
Liabilities:
Accounts payable	6,601
Accrued warranty	312
Customer advances	898
Other current liabilities	181

Total liabilities assumed	7,992

Net Assets Acquired	22,151
Consideration Paid	35,482

Goodwill	$13,331

Intangible assets acquired as a result of the Midwest Acquisition are as follows (in thousands):

Customer relationships (6 year life)	$12,900
Order backlog (1 year life)	548
Trade names (indefinite life)	3,100

Total intangible assets, net	$16,548

Net sales and operating loss attributable to Midwest were $12.1 million and $0.1 million for the three months ended July 29, 2017, and net sales and operating income of $13.7 million and $0.1 million for the nine months ended July 29, 2017, respectively. The Company has not included pro forma financial information in this report as if the acquisition had occurred on November 1, 2015, since the Midwest Acquisition did not meet the materiality requirement for such disclosure.

Ferrara Fire Apparatus Acquisition

On April 25, 2017, the Company acquired 100% of the common shares of Ferrara Fire Apparatus, Inc. (“Ferrara” and the “Ferrara Acquisition”). Ferrara is a leading custom fire apparatus and rescue vehicle manufacturer that engineers and manufactures vehicles for municipal and industrial customers. This acquisition enhances the Company’s emergency vehicle product offering, particularly with custom fire apparatus including pumpers, aerials, and industrial vehicles. The purchase price for Ferrara was $100.1 million ($97.1 million net of $3.0 million cash acquired), subject to an adjustment based on the level of net working capital at closing, as defined in the purchase agreement. The net cash consideration paid at closing was funded through the Company’s ABL Facility. Ferrara is reported as part of the Fire & Emergency segment. The preliminary purchase price allocation resulted in goodwill of $27.4 million, which is not deductible for income tax purposes.

The Ferrara Acquisition will be accounted for as a business combination using the acquisition method of accounting, whereby the purchase price will be allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill.

As of July 29, 2017, the Company had not completed its assessment of the fair value of all acquired assets and liabilities assumed, or of the determination of the final purchase price calculation, as defined in the purchase agreement. The estimated fair values are preliminary and based on the information that was available as of the date of the acquisition.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Ferrara (in thousands):

Assets:
Cash	$3,013
Accounts receivable, net	19,042
Inventories, net	38,182
Other current assets	360
Property, plant and equipment	13,898
Other long-term assets	76
Intangible assets, net	32,250

Total assets acquired	106,821
Liabilities:
Accounts payable	17,042
Accrued warranty	2,621
Customer advances	7,740
Deferred income taxes	4,639
Other current liabilities	2,102

Total liabilities assumed	34,144

Net Assets Acquired	72,677
Consideration Paid	100,113

Goodwill	$27,436

Intangible assets acquired as a result of the Ferrara Acquisition are as follows (in thousands):

Customer relationships (12 year life)	$14,080
Order backlog (1 year life)	3,030
Non-compete agreements (4 year life)	1,530
Trade names (indefinite life)	13,610

Total intangible assets, net	$32,250

Net sales and operating loss attributable to Ferrara were $30.7 million and ($0.8) million for the three months ended July 29, 2017, and $31.8 million and ($0.8) million for the nine months ended July 29, 2017, respectively. The Company has not included pro forma financial information in this report as if the acquisition had occurred on November 1, 2015, since the Ferrara Acquisition did not meet the materiality requirement for such disclosure.

Renegade RV Acquisition

On December 30, 2016, the Company acquired 100% of the common shares of Kibbi, LLC, which operated as Renegade RV (“Renegade” and the “Renegade Acquisition”). Renegade is a leading manufacturer of Class C and “Super C” RVs and heavy-duty special application trailers. The purchase price for Renegade was $22.5 million ($21.0 million net of $1.6 million cash acquired), which included a $0.3 million payment to Renegade’s sellers based on the level of net working capital on the acquisition date. The net cash consideration paid at closing was funded through the Company’s ABL Facility. Renegade is reported as part of the Recreation segment. The preliminary purchase price allocation resulted in goodwill of $3.4 million, which is not deductible for income tax purposes.

The Renegade Acquisition has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill.

As of July 29, 2017, the Company had not completed its assessment of the fair value of all acquired assets and liabilities assumed, or of the determination of the final purchase price calculation, as defined in the purchase agreement. The estimated fair values are preliminary and based on the information that was available as of the date of the acquisition.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for Renegade (in thousands):

Assets:
Cash	$1,597
Accounts receivable, net	2,334
Inventories, net	14,322
Other current assets	131
Property, plant and equipment	892
Intangible assets, net	6,400

Total assets acquired	25,676
Liabilities:
Accounts payable	4,231
Accrued warranty	390
Customer advances	272
Other current liabilities	1,035
Deferred income taxes	524
Other long-term liabilities	65

Total liabilities assumed	6,517

Net Assets Acquired	19,159
Consideration Paid	22,549

Goodwill	$3,390

Intangible assets acquired as a result of the Renegade Acquisition are as follows (in thousands):

Customer relationships (6 year life)	$4,100
Order backlog (1 year life)	700
Trade names (indefinite life)	1,600

Total intangible assets, net	$6,400

Net sales and operating income attributable to Renegade were $26.7 million and $1.7 million for the three months ended July 29, 2017, and $53.2 million and $2.6 million for the nine months ended July 29, 2017, respectively. The Company has not included pro forma financial information in this report as if the acquisition had occurred on November 1, 2015, since the Renegade Acquisition did not meet the materiality requirement for such disclosure.

Kovatch Mobile Equipment Acquisition

On April 22, 2016, the Company acquired certain real estate assets and 100% of the common shares of Kovatch Mobile Equipment Corp. (“KME” and the “KME Acquisition”). KME produces a broad portfolio of customized specialty fire apparatus vehicles, and markets them to fire-rescue, military, aviation, and industrial customers globally. The KME Acquisition strengthened the Company’s share in the emergency vehicle market by expanding the Company’s fire apparatus product portfolio. The purchase price for KME was $39.6 million ($30.1 million net of $9.5 million cash acquired), which included a $0.5 million payment to the Seller based on the level of net working capital and debt at closing. The net cash consideration paid at closing was funded through the Company’s ABL Facility. KME is reported as part of the Fire & Emergency segment. The purchase price allocation resulted in goodwill of $2.4 million, which is not deductible for income tax purposes.

The KME Acquisition has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. Fair value measurements have been applied based on assumptions that market participants would use in pricing of the asset or liability.

The following table summarizes the fair values of the assets acquired and liabilities assumed for KME (in thousands):

Assets:
Cash	$9,490
Receivables, net	11,850
Inventories, net	67,439
Deferred income taxes	1,454
Other current assets	1,580
Property, plant and equipment	15,332
Intangible assets, net	10,950
Other long-term assets	22

Total assets acquired	118,117
Liabilities:
Accounts payable	13,834
Customer advances	43,438
Accrued warranty	14,357
Other current liabilities	9,282

Total liabilities assumed	80,911

Net Assets Acquired	37,206
Consideration Paid	39,602

Goodwill	$2,396

Intangible assets acquired as a result of the KME Acquisition are as follows (in thousands):

Customer relationships (9 year life)	$8,550
Trade names (indefinite life)	2,400

Total intangible assets, net	$10,950

Net sales and operating income attributable to KME were $42.4 million and $2.6 million for the three months ended July 29, 2017, and $122.6 million and $2.7 million for the nine months ended July 29, 2017, respectively. The Company has not included pro forma financial information in this report as if the acquisition had occurred on November 1, 2015, since the KME Acquisition did not meet the materiality requirement for such disclosure.

Hall-Mark Fire Apparatus Acquisition

On November 20, 2015, the Company acquired certain assets and assumed certain liabilities of Hall-Mark Fire Apparatus Inc. (“Hall-Mark” and the “Hall-Mark Acquisition”). The Hall-Mark acquisition provides the Company with the opportunity to expand its parts and service offerings to its customers. The purchase price was $3.0 million in cash with $2.0 million paid at closing and a total of $1.0 million payable in quarterly installments over the next five years. Additionally, the Company assumed $3.7 million of Hall-Mark’s debt, offset by $0.4 million of cash acquired. The net cash consideration paid at closing was funded through the Company’s ABL Facility. Hall-Mark is reported as part of the Fire & Emergency segment. The purchase price allocation resulted in goodwill of $0.4 million, which is deductible for income tax purposes.

The Hall-Mark Acquisition has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. Fair value measurements have been applied based on assumptions that market participants would use in pricing of the asset or liability.

The following table summarizes the fair values of the assets acquired and liabilities assumed for Hall-Mark (in thousands):

Assets:
Cash	$385
Accounts receivable	3,135
Inventories	2,718
Prepaids & other assets	3,493
Property, plant and equipment	191
Trade names	870
Customer relationships	750
Order backlog	220
Non-compete Agreements	530

Total assets acquired	12,292
Liabilities:
Accounts payable	891
Other current liabilities	226
Customer deposits	4,845
Debt	3,698

Total liabilities assumed	9,660

Net Assets Acquired	2,632
Consideration Paid	3,000

Goodwill	$368

The Hall-Mark trade names will be amortized over five years, customer relationships will be amortized over nine years, non-compete agreements will be amortized over six years and the order backlog was amortized over a one-year period.

Ancira Acquisition

On December 14, 2015, the Company entered into an agreement to acquire the land, building, and inventory of a recreational vehicle dealer in Texas (“Ancira” and the “Ancira Acquisition”). The purchase price for the Ancira Acquisition was $20.0 million.

Since the Company only acquired assets from Ancira, and did not acquire any ongoing business processes, namely the dealer license, the Ancira Acquisition was accounted for as an asset acquisition, and accordingly, the total purchase price was allocated to the assets acquired based on their relative fair value. No intangible assets were acquired or recognized as a result of the Ancira Acquisition.

The following table summarizes the allocated cost of the assets acquired in the Ancira Acquisition (in thousands):

Inventory	$13,541
Land & land improvements	1,400
Building & improvements	4,849
Machinery & equipment	186

Total purchase price	$19,976

Note 3. Acquisitions

Kovatch Mobile Equipment Acquisition

On April 22, 2016, the Company acquired certain real estate assets and 100% of the common shares of Kovatch Mobile Equipment Corp. (“KME” and the “KME Acquisition”). KME produces a broad portfolio of customized specialty fire apparatus vehicles, and markets them to fire-rescue, military, aviation, and industrial customers globally. The KME Acquisition strengthens the Company’s share in the emergency vehicle market by expanding the Company’s product portfolio into segments of the fire apparatus market, which have not been previously served by the Company’s existing businesses and compliments the Company’s existing product portfolio. The purchase price for KME was $39,602 ($30,112 net of $9,490 cash acquired) and a subsequent $511 adjustment paid to the Company based on the level of net working capital and debt at closing. The net cash consideration paid at closing was funded through the Company’s ABL Facility. KME is reported as part of the Fire & Emergency segment. The preliminary purchase price allocation resulted in goodwill of $1,314, which is not deductible for income tax purposes.

The acquisition of KME has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. Fair value measurements have been applied based on assumptions that market participants would use in pricing of the asset or liability. The accounting for this transaction is preliminary and subject to potential adjustments, no later than one year from the date of acquisition.

As of October 29, 2016, the Company had not completed its final assessment of the value of liabilities for environmental, workers compensation and warranty liabilities which existed as of the date of acquisition. Adjustments which may result from the completion of this assessment may result in a change in the value of deferred income tax assets and liabilities.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed for KME:

Assets:
Cash	$9,490
Receivables, net	12,617
Inventories, net	67,899
Deferred income taxes	6,233
Other current assets	1,580
Property, plant and equipment	15,332
Intangible assets, net	10,950
Other long-term assets	39

Total assets acquired	124,140

Liabilities:
Accounts payable	13,834
Customer advances	43,438
Accrued warranty	14,357
Deferred income taxes	5,977
Other current liabilities	8,246

Total liabilities assumed	85,852

Net Assets Acquired	38,288
Consideration Paid	39,602

Goodwill	$1,314

Intangible assets acquired as a result of the KME Acquisition are as follows:

Customer relationships (9 year life)	$8,550
Trade names (indefinite life)	2,400

Total intangible assets, net	$10,950

Net sales and operating loss for the fiscal 2016 attributable to the KME acquisition were $97,197 and ($475), respectively. The Company has not included pro forma financial information in this report as if the acquisition had occurred on November 1, 2014, since the KME Acquisition did not meet the materiality requirement for such disclosure.

Hall-Mark Fire Apparatus Acquisition

On November 20, 2015, the Company acquired certain assets and assumed certain liabilities of Hall-Mark Fire Apparatus Inc. (“Hall-Mark”, the “Hall-Mark Acquisition”). The Hall-Mark acquisition provides the Company with the opportunity to expand its parts and service offerings to its customers. The purchase price was $3,000 in cash with $2,000 paid at closing and $1,000 payable in quarterly installments over the next five years. Additionally, the Company assumed $3,698 of Hall-Mark’s debt, offset by $385 of cash acquired. The net cash consideration paid at closing was funded through the Company’s ABL Facility. Hall-Mark is reported as part of the Fire & Emergency segment. The purchase price allocation resulted in goodwill of $368, which is deductible for income tax purposes.

The Hall-Mark Acquisition has been accounted for as a business combination using the acquisition method of accounting, whereby the purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated purchase price recorded as goodwill. Fair value measurements have been applied based on assumptions that market participants would use in pricing of the asset or liability.

The following table summarizes the fair values of the assets acquired and liabilities assumed for Hall-Mark:

Assets:
Cash	$385
Accounts receivable	3,135
Inventories	2,718
Prepaids & other assets	3,493
Property, plant and equipment	191
Trade names	870
Customer relationships	750
Order backlog	220
Non-compete Agreements	530

Total assets acquired	12,292

Liabilities
Accounts payable	891
Other current liabilities	226
Customer deposits	4,845
Debt	3,698

Total liabilities assumed	9,660

Net Assets Acquired	2,632
Consideration Paid	3,000

Goodwill	$368

The Hall-Mark trade names will be amortized over five years, customer lists will be amortized over nine years, non-compete agreements will be amortized over six years and the order backlog is being amortized over a one-year period.

Net sales and operating income for fiscal 2016 attributable to the Hall-Mark acquisition were $38,290 and $345, respectively. The Company has not included pro forma financial information as if the acquisition had occurred on November 1, 2014, since the Hall-Mark Acquisition did not meet the materiality requirement for such disclosure.

Ancira Acquisition

On December 14, 2015, the Company entered into an agreement to acquire the land, building, and inventory of a recreational vehicle dealer in Texas (“Ancira”, “Ancira Acquisition”). The purchase price for the Ancira Acquisition was $19,976.

As the Company did not acquire any business processes, namely the dealer license from this dealer, the Ancira Acquisition was accounted for as an asset acquisition, and accordingly, the total purchase price was allocated to the assets acquired based on their relative fair value. No intangible assets were acquired or recognized as a result of the Ancira Acquisition.

The following table summarizes the allocated cost of the assets acquired in the Ancira Acquisition:

Inventory	$13,541
Land & land improvements	1,400
Building & improvements	4,849
Machinery & equipment	186

Total purchase price	$19,976